Note 33 - Employee Benefits - DWS Awards Granted Released and Remaining (Detail) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
DWS Equity Plan [Member]
DWS Share-Based Plans [Line Items]
Weighted average fair value per award granted in year	€ 31.59	€ 25.40
Weighted average share price at release/ exercise in year	35.79	31.33
Weighted average remaining contractual life in years - Awards	1.4	1.4
DWS SAR Plan [Member]
DWS Share-Based Plans [Line Items]
Weighted average fair value per award granted in year	13.40
Weighted average share price at release/ exercise in year	38.78	31.64
Weighted average remaining contractual life in years - Awards	€ 0.8	€ 1.9